Loss from operations (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of loss from operations

	Note	2025 £’000	2024 £’000	2023 £’000
Loss from operations is stated after charging/(crediting):
Depreciation of property, plant and equipment
- Research and development costs	9	44	110	135
- Administrative costs	9	8	7	8
Depreciation of right of use asset
- Research and development costs	9	102	99	113
- Administrative costs	9	34	36	24
Amortisation of intangible assets – software
- Research and development costs	11	1	1	3
- Administrative costs	11	–	1	–
Impairment of financial asset	13	–	–	79
Impairment of commission paid in advance on ELOC		373	–	–
Provision against future loss on loan agreement	18		–	–
Fees payable to the Company’s auditor for the audit of the parent Company financial statements		80	90	127
Fees payable to the Company’s auditor for the audits of the subsidiary financial statements		60	60	58
Fees payable to the Company’s auditor for:
- Audit related services		35	–	131
Fees payable to the Company’s previous auditor for:
- Audit		16	21	–
- Audit related services		69	110	32
Foreign exchange (gain)/loss		343	(93)	164
Loss on disposal of property, plant and equipment		29	4	2
Equity settled share-based payment – employee schemes		170	283	28